Discontinued operations - Assets and liabilities (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow
Net cash flows generated in operating activities	€ 7,173	€ 2,911	€ 3,335
Net cash flows used in investing activities	(2,284)	(1,350)	(799)
Net cash flows used in financing activities	(664)	(709)
Net cash flow from discontinued operations	€ 4,225	€ 852	€ 2,536